Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Intangible Assets [Abstract]
Balance as of January 1	$ 5,983	[1]	$ 6,755
Amortization	(772)		(772)
Balance as of December 31	$ 5,211		$ 5,983	[1]

[1]	See Note 2.C regarding initial application of International Financial Reporting Standard ("IFRS") 16, Leases. According to the transitional method that was chosen, comparative data were not restated.